Investments in Associates (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Investments in Associates [Line Items]
Aggregate carrying amount	$ 501,149
Xinjiang Hongsheng Silk Road Energy Technology Co. [Member]
Investments in Associates [Line Items]
Share of net losses	$ 21,649	¥ 158,020
Xinjiang Hongsheng Silk Road Energy Technology Co. [Member]
Investments in Associates [Line Items]
Ownership percentage	40.00%		40.00%
Aggregate carrying amount	$ 479,500		¥ 3,500,000